SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Semiconductor Select Equity ETF (CHPS)

Shares of each fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
May 30, 2023
PRO_SAISTKR23-48